ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2022
Additional Information To Statements Of Comprehensive Loss
Schedule of additional information on revenues

	Year ended
	December 31,
	2022	2021	2020
Revenues from lease	$10,995	$13,449	$13,628
Revenues from sale	16,182	16,208	8,429

Revenue	$27,177	$29,657	$22,057

Schedule of geographic information

	Year ended December 31,
	2022	%		2021	%	2020	%
U.S.	$21,223	79		$26,094	88	$19,330	88
APAC	4,192	15		-	-	-	-
Europe	1,747	6		2,031	7	1,847	8
Israel	-	-	*)	149	1	150	1
Other	15	-	*)	1,383	4	730	3

	$27,177	100		$29,657	100	$22,057	100

*)	Less than 1%

Schedule of cost of revenues

	Year ended
	December 31,
	2022	2021	2020
Cost of revenues - lease	$2,202	$3,090	$3,201
Cost of revenues - sales	4,927	3,509	1,857

Cost of revenues	$7,129	$6,599	$5,058

Schedule of research and development expenses, net

	Year ended December 31,
	2022	2021	2020
Salaries and related benefits	$4,516	$3,580	$3,289
Subcontractors	1,318	961	1,530
Laboratory materials	494	665	275
Patents	200	204	288
Share-based payment	357	411	182
Travel	14	28	2
Depreciation	99	107	87
Other	690	538	383
Less-Government grants	(10)	(101)	(213)

Research and development expenses, net	$7,678	$6,393	$5,823

Schedule of selling and marketing expenses

	Year ended December 31,
	2022	2021	2020
Salaries and related benefits	$10,268	$8,887	$6,458
Agent commissions	425	392	335
Marketing	5,105	4,782	3,627
Travel	1,915	1,121	611
Share-based payment	486	698	252

Selling and marketing expenses	$18,199	$15,880	$11,283

Schedule of general and administrative expenses

	Year ended December 31,
	2022	2021	2020
Salaries and related benefits	$2,324	$2,283	$1,339
Professional fees and office expenses	3,310	2,031	1,609
Depreciation	312	407	351
Travel	11	10	17
Allowance for doubtful accounts	281	323	1,058
Share-based payment	616	730	348

	$6,854	$5,784	$4,722

Schedule of finance income and expense

	Year ended
	December 31,
	2022	2021	2020
Finance income:
Interest-income revaluation of bank deposits	$1,109	$225	$61
Revaluation of warrants	8	30	40
Exchange rate differences	-	-	448
Finance income	$1,117	$255	$549

Finance expense:
Liability in respect of research and development grants	$1,148	$1,171	$762
Bank commissions	22	81	40
Exchange rate differences	252	363	-
Interest expense of lease liability	46	60	66
Finance expense	$1,468	$1,675	$868

Finance expense, net	351	1,420	319